Financial results, net	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Financial results, net	Financial results, net

	2020	2019 (*)	2018 (*)
Finance income:
- Interest income	4,084	6,390	7,728
- Gain from interest rate/foreign exchange rate derivative financial instruments	92	1,189	—
- Other income	21,878	1,400	666
Finance income	26,054	8,979	8,394

Finance costs:
- Interest expense	(58,282)	(56,468)	(47,266)
- Finance cost related to lease liabilities	(12,532)	(9,524)	—
- Cash flow hedge – transfer from equity (Note 2)	(24,363)	(25,484)	(38,086)
- Foreign exchange losses, net	(109,266)	(25,779)	(68,787)
- Taxes	(4,559)	(4,364)	(3,136)
- Loss from interest rate/foreign exchange rate derivative financial instruments	—	—	(3,024)
- Other expenses	(4,774)	(4,492)	(3,638)
Finance costs	(213,776)	(126,111)	(163,937)
Other financial results - Net gain of inflation effects on the monetary items	12,064	16,911	(25,211)
Total financial results, net	(175,658)	(100,221)	(180,754)

(*) Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.